Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of December 31, 2025, the Company’s subsidiaries are as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities
Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport US”)	September 15, 2023	United States	100%	Development of software and applications
PT Helport Callconnect Solutions (“Helport Indonesia”)	May 9, 2025	Indonesia	100%	Business Process Outsourcing (“BPO”) solutions provider
MHELPORT S.A. DE C.V.	October 25, 2025	Mexico	81.48%	Business Process Outsourcing (“BPO”) solutions provider
Tristar Acquisition I Corp. (“Tristar”)	March 5, 2021	Cayman Islands	100%	Holding company